Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts
The table below presents the carrying value and estimated fair value of major financial assets and liabilities, and investment contracts:

	Carrying value		Estimated fair value (i)
	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Held-to-maturity securities (ii)	1,189,369	928,751	1,225,540	968,575
Loans (iii)	658,535	608,920	667,545	623,840
Term deposits	545,667	535,260	545,667	535,260
Statutory deposits - restricted	6,333	6,333	6,333	6,333
Available-for-sale securities, at fair value	1,194,997	1,038,321	1,194,997	1,038,321
Securities at fair value through profit or loss	161,570	141,608	161,570	141,608
Derivative financial assets	—	428	—	428
Securities purchased under agreements to resell	7,947	4,467	7,947	4,467
Cash and cash equivalents	56,629	53,306	56,629	53,306
Investment contracts (iii)	(288,212)	(267,804)	(276,521)	(260,592)
Financial liabilities at fair value through profit or loss	(3,732)	(3,859)	(3,732)	(3,859)
Securities sold under agreements to repurchase	(122,249)	(118,088)	(122,249)	(118,088)
Bonds payable	(34,992)	(34,990)	(35,602)	(35,551)
Interest-bearing loans and borrowings	(19,556)	(20,045)	(19,556)	(20,045)

(i)	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.

(ii)	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.

(iii)	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
The fair value of policy loans approximated its carrying value. The fair values of other loans and investment contracts at amortised cost were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost were classified as Level 3.